Other Income/Expenses - Summary of Employee Benefits Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits expense [line items]
Total	₽ 44,767	₽ 43,801	₽ 39,599
Cost of sales [member]
Employee benefits expense [line items]
Wages and salaries	23,022	21,519	20,591
Social security costs	7,485	6,887	6,438
Post-employment benefits	210	130	142
Selling and distribution expenses [member]
Employee benefits expense [line items]
Wages and salaries	3,882	3,784	3,686
Social security costs	1,052	999	973
Administrative and other operating expenses [member]
Employee benefits expense [line items]
Wages and salaries	7,206	8,444	6,259
Social security costs	₽ 1,910	₽ 2,038	₽ 1,510